Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Inventory [Line Items]
Raw materials and purchased component parts	$ 203,809	$ 160,402
Work-in-progress	102,645	85,612
Finished Goods	48,395	43,192
Total	354,849	289,206
Reserves for excess and obsolete inventory and LIFO	(34,346)	(23,889)
Inventories-net	$ 320,503	$ 265,317